ETFB Green SRI REITs ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Australia - 3.1%
5,762	Arena REIT	$19,340
10,939	BWP Trust	32,670
5,168	Centuria Industrial REIT	11,395
5,968	Charter Hall Social Infrastructure REIT	15,742
19,320	Dexus	128,343
3,453	Dexus Industria REIT	7,253
88,240	Mirvac Group	132,384
20,177	National Storage REIT	34,776
6,533	Stockland	17,551
		399,454
	Canada - 4.0%
8,267	Granite Real Estate Investment Trust	521,176
	Guernsey - 0.1%
6,684	Balanced Commercial Property Trust, Ltd.	9,744
	Hong Kong - 1.3%
542,000	Prosperity REIT	165,709
	Japan - 6.9%
237	GLP J-REIT	310,503
26	Industrial & Infrastructure Fund Investment Corporation	36,009
37	Japan Logistics Fund, Inc.	88,590
27	Mitsui Fudosan Logistics Park, Inc.	105,657
128	Nippon Prologis REIT, Inc.	331,372
12	SOSiLA Logistics REIT, Inc.	13,809
		885,940
	Netherlands - 0.9%
3,499	NSI NV	113,098
	New Zealand - 0.2%
20,632	Goodman Property Trust	28,203
	Singapore - 0.6%
54,130	AIMS APAC REIT	54,408
45,342	SPH REIT	30,984
		85,392
	United Kingdom - 4.5%
9,349	ABRDN PROPERTY INCOME TRUST, Ltd.	8,976
3,513	Big Yellow Group plc	60,918
4,985	CT Property Trust, Ltd.	4,938
2,514	Custodian REIT plc	3,329
10,994	Impact Healthcare REIT plc	15,733
1,321	LXI REIT plc	2,386
11,382	Picton Property Income, Ltd.	12,798
2,590	Safestore Holdings plc	35,930
17,189	Segro plc	229,045
1,629	Shaftesbury plc	9,951
2,697	Target Healthcare REIT plc	3,774
50,273	Tritax Big Box REIT plc	120,642
5,196	UNITE Group plc	73,663
		582,083
	United States - 77.8% (a)
775	Agree Realty Corporation	61,682
1,325	Alexander & Baldwin, Inc.	26,381
3,134	Alexandria Real Estate Equities, Inc.	519,554
4,210	American Homes 4 Rent - Class A	159,475
4,186	Apple Hospitality REIT, Inc.	69,822
4,834	AvalonBay Communities, Inc.	1,034,186
2,649	Broadstone Net Lease, Inc.	60,053
2,367	Camden Property Trust	333,984
49	Community Healthcare Trust, Inc.	1,909
3,990	CubeSmart	183,021
7,665	Duke Realty Corporation	479,522
772	EastGroup Properties, Inc.	131,657
1,777	Equinix, Inc.	1,250,546
91	Equity LifeStyle Properties, Inc.	6,690
2,548	First Industrial Realty Trust, Inc.	132,369
3,485	Healthcare Realty Trust, Inc.	91,481
25,862	Healthpeak Properties, Inc.	714,567
456	Innovative Industrial Properties, Inc.	43,963
9,643	Invitation Homes, Inc.	376,366
3,014	JBG SMITH Properties	76,676
6,870	LXP Industrial Trust	75,364
2,526	Mid-America Apartment Communities, Inc.	469,154
282	Physicians Realty Trust	5,011
11,769	Prologis, Inc.	1,560,100
3,045	Public Storage	993,918
4,318	Regency Centers Corporation	278,209
1,718	Rexford Industrial Realty, Inc.	112,374
267	STAG Industrial, Inc.	8,752
1,558	Sun Communities, Inc.	255,450
1,360	Terreno Realty Corporation	85,204
374	Universal Health Realty Income Trust	20,159
4,818	Welltower, Inc.	415,986
		10,033,585
	TOTAL COMMON STOCKS (Cost $15,191,628)	12,824,384

	SHORT-TERM INVESTMENTS - 0.1%
12,184	First American Government Obligations Fund - Class X, 1.70% (b)	12,184
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,184)	12,184
	TOTAL INVESTMENTS - 99.5% (Cost $15,203,812)	12,836,568
	Other Assets in Excess of Liabilities - 0.5%	61,306
	NET ASSETS - 100.0%	$12,897,874

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Rate shown is the annualized seven-day yield as of July 31, 2022.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$12,824,384	$-	$-	$12,824,384
Short-Term Investments	12,184	-	-	12,184
Total Investments in Securities	$12,836,568	$-	$-	$12,836,568
^See Schedule of Investments for breakout of investments by country classification.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.